DGHM MicroCap Value Fund

Supplement dated October 10, 2019

To the Prospectus and Statement of Additional Information dated June 28, 2019

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Change in Expense Limitation Arrangements

Effective October 10, 2019, the Expense Limitation Agreement between the Trust and the Fund’s investment adviser was revised to include expenses incurred under a shareholder servicing or administrative servicing plan in the Fund’s expense cap. Accordingly, the disclosures in the Prospectus under “Fees and Expenses of the V2000 SmallCap Value Fund” and “Fees and Expenses of the MicroCap Value Fund” in the Fund Summary sections pertaining to each of the Funds are replaced with the following:

Fees and Expenses of the MicroCap Value Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the MicroCap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DGHM MicroCap Value Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	none	none
Redemption Fee	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DGHM MicroCap Value Fund		Institutional Class	Investor Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.46%	0.53%
Shareholder Services Plan		0.05%	0.25%
Total Annual Fund Operating Expenses	[1]	1.51%	2.03%
Fee Waivers and/or Expense Reimbursements	[1],[2]	(0.32%)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	1.19%	1.44%
[1]	The Advisor has contractually agreed, through June 30, 2020, to waive or reduce its fees and to assume other expenses of the MicroCap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the MicroCap Value Fund's business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each as applicable) to not more than 1.19% of the average daily net assets of each share class. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to recoup any fees waived or reduced and/or reimbursed within the three years following the date such waiver and/or reimbursement was made, provided that the MicroCap Value Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the of the recoupment.
[2]	"Fee Waivers and/or Expense Reimbursements" and "Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements" have been restated to reflect the current expense limitation obligations of the Advisor.

Example

The following example is intended to help you compare the cost of investing in the MicroCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the MicroCap Value Fund for the periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the MicroCap Value Fund’s operating expenses remain the same. The effect of the Advisor’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DGHM MicroCap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	121	446	793	1,774
Investor Class	147	580	1,039	2,311